Organization and Nature of Business - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2025
Jowell Tech [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jun. 24, 2019
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding Company
Shanghai Jowell [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Oct. 15, 2019
Place of Incorporation	Shanghai, China
% of Ownership	100.00%
Principal Activities	Holding Company
Shanghai Juhao and its subsidiaries [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jul. 31, 2012
Place of Incorporation	Shanghai, China
% of Ownership	0.00%
Principal Activities	Online Retail
Shanghai Lianfu [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Apr. 13, 2023
Place of Incorporation	Shanghai, China
% of Ownership	100.00%
Principal Activities	Live Stream Ecommerce